Stock-Based Compensation (Details) - USD ($)						1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
		Jan. 02, 2026	Dec. 22, 2025	Nov. 13, 2025	Nov. 13, 2024	Feb. 28, 2026	Mar. 31, 2026	Dec. 31, 2024	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Sep. 30, 2024	Feb. 26, 2026
Stock Based Compensation [Line Items]
Stock-based compensation expense								$ 6,000	$ 0	$ 178,000	$ 18,825,000	$ 230,000
Shares of common stock						5,512			14,800
Price per share					$ 2.39				$ 456.25				$ 1
Par value (in Dollars per share)								$ 0.0001	$ 0.0001		$ 0.0001
Value of common stock	[1]
Twenty Twenty Four Equity Incentive Plan [Member]
Stock Based Compensation [Line Items]
Shares of common stock				3,950,000
Par value (in Dollars per share)				$ 0.0001
Restricted shares											105,000
Restricted estimated value (in Dollars)											$ 509,000
Equity Option [Member]
Stock Based Compensation [Line Items]
Shares of common stock					100,000
Shares exercised											100,000
Employees [Member] | Twenty Twenty Four Equity Incentive Plan [Member]
Stock Based Compensation [Line Items]
Shares of common stock				3,370,000
Employees [Member] | 2025 Equity Incentive Plan [Member]
Stock Based Compensation [Line Items]
Shares of common stock				475,000
Directors and Consultants [Member] | Twenty Twenty Four Equity Incentive Plan [Member]
Stock Based Compensation [Line Items]
Shares of common stock			3,370,000
Director [Member] | 2025 Equity Incentive Plan [Member]
Stock Based Compensation [Line Items]
Value of common stock				$ 18,648,000
Common Stock [Member]
Stock Based Compensation [Line Items]
Shares of common stock		585
Value of common stock									$ 8,545,000
Common Stock [Member] | Twenty Twenty Four Equity Incentive Plan [Member]
Stock Based Compensation [Line Items]
Shares exercised				85,710

[1]	Less than $1 thousand.